Note 2 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Number of Operating Segments	1		1
Concentration Risk, Credit Risk, Off Balance Sheet Amount	$ 0		$ 0	$ 0
Impairment, Long-Lived Asset, Held-for-Use	0		0
Debt Issuance Costs, Noncurrent, Net	2,400,000		2,800,000
Amortization of Debt Issuance Costs	400,000		700,000
Contract with Customer, Liability, Current	6,150,000		5,659,000	3,610,000
Monthly Rent	2,000
Operating Lease, Right-of-Use Asset	0		100,000	483,000
Operating Lease, Liability	0		106,000	500,000
Operating Lease, Expense	100,000	$ 100,000	$ 400,000	$ 600,000
Transaction Costs	$ 200,000
Class of Warrant or Right, Outstanding (in shares) | shares	4,321		4,321
Derivative Liability	$ 10,000		$ 11,000
Supplier Concentration Risk [Member] | Research and Development Expense [Member] | Major Vendor [Member]
Concentration Risk, Percentage	15.00%	42.10%	39.90%	23.20%
Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member] | Major Vendor [Member]
Concentration Risk, Percentage	11.50%	24.80%	24.80%	28.10%
Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member] | Another Vendor [Member]
Concentration Risk, Percentage	43.30%		33.60%	27.70%
Supplier Concentration Risk [Member] | General and Administrative Expense [Member] | Two Vendors [Member]
Concentration Risk, Percentage	12.80%	10.10%
Minimum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	2 years		2 years
Maximum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years		5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			0.102448